Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Contingent payments, Fair value as of beginning of period	$ 19	$ 20
Contingent payments, payments	(9)	(1)
Contingent payments, net gains recognized in earnings	(1)
Contingent payments, Fair value as of end of period	$ 9	$ 19